NOTE 14 - NON-CASH INVESTING AND FINANCING ACTIVITIES FOR STATEMENTS OF CASH FLOWS	12 Months Ended
Jun. 30, 2015
Supplemental Cash Flow Elements [Abstract]
NOTE 14 - NON-CASH INVESTING AND FINANCING ACTIVITIES FOR STATEMENTS OF CASH FLOWS

NOTE 14 - NON-CASH INVESTING AND FINANCING ACTIVITIES FOR STATEMENTS OF CASH FLOWS

The below table represents supplemental information to the Company's consolidated statements of cash flows for non-cash activities during the years ended June 30, 2015 and 2014, respectively.

	Years Ended
	June 30,
	2015	2014
(Increase) decrease in non-cash net assets of subsidiary due to foreign currency translation gain (loss)	$(3,427,922)	$435,069

Fair value of assets acquired	60,937,152	-
Cash paid for the acquisition	(27,000,000)	-
Promissory note issued	(10,000,000)	-
Contingent consideration issued	(2,004,000)	-
Amount payable to seller	(9,684,646)	-
Liabilities assumed	$12,248,506	$-